(3) Accounting Policies	9 Months Ended
Sep. 30, 2020
Unaudited Pro-forma
(3) Accounting Policies

(3) Accounting Policies

During the preparation of the accompanying unaudited pro forma combined financial information, the Company was not aware of any material differences between its accounting policies and the accounting policies of ACT. However, the Company will continue to review ACT’s accounting policies. The Company does not believe that such differences would have a material impact on the accompanying unaudited pro forma combined financial information.